Inventories, Net (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 5,276	$ 5,779
Work in process	199	301
Finished goods	1,098	79
Inventories, gross	6,573	6,159
Less: provision	(3,017)	(1,924)
Inventories, net	$ 3,556	$ 4,235